UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2015

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 24.6%

Asset-Backed - Automobile - 0.9%
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	2,914,463	2,909,991
3.10%, 12/15/23 (a)	1,310,673	1,304,814
5.43%, 12/15/23 (a)	1,500,000	1,474,500
		5,689,305

Asset-Backed - Other - 23.1%
American Homes 4 Rent, 3.601%, 6/17/31 (a)(b)	3,000,000	2,858,818
Apidos CLO, 4.017%, 1/16/27 (b)	1,600,000	1,476,480
Apidos CLO XXI:
3.827%, 7/18/27 (a)(b)	1,200,000	1,094,400
5.827%, 7/18/27 (a)(b)	1,500,000	1,276,500
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (a)	3,050,000	3,088,564
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	6,000,000	5,941,567
Citi Held For Asset Issuance:
4.00%, 3/15/22 (a)	3,400,000	3,341,860
4.45%, 5/16/22 (a)	2,800,000	2,772,840
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (a)	4,793,750	4,766,347
Conn's Receivables Funding LLC, 4.565%, 9/15/20 (a)	3,267,341	3,242,836
Consumer Credit Origination Loan Trust:
2.82%, 3/15/21 (a)	5,048,190	5,047,426
5.21%, 3/15/21 (a)	1,500,000	1,465,383
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	2,800,000	2,718,116
Dryden 33 Senior Loan Fund, 3.971%, 7/15/26 (a)(b)	2,350,000	2,191,375
Dryden 40 Senior Loan Fund, 4.062%, 8/15/28 (a)(b)	1,750,000	1,614,375
Eagle I Ltd., 2.57%, 12/15/39 (a)	3,000,000	2,946,600
Element Rail Leasing I LLC:
2.299%, 4/19/44 (a)	1,043,199	1,026,476
3.668%, 4/19/44 (a)	2,700,000	2,708,212
4.406%, 4/19/44 (a)	2,783,000	2,838,354
Element Rail Leasing II LLC, 3.585%, 2/19/45 (a)	3,900,000	3,874,113
FRS I LLC, 3.08%, 4/15/43 (a)	5,955,418	5,870,321
GCAT LLC 2015-1, 4.75%, 5/26/20 (a)(b)	3,342,919	3,210,526
GLC II Trust, 4.00%, 12/18/20 (a)	2,246,355	2,247,029
GLC Trust, 3.00%, 7/15/21 (a)	1,823,618	1,818,694
GMAT Trust, 4.25%, 9/25/20 (a)(b)	1,904,846	1,896,845
Hilton Grand Vacations Trust, 2.28%, 1/25/26 (a)	965,099	952,894
HOA Funding LLC, 4.846%, 8/20/44 (a)	2,437,500	2,215,764

See notes to Schedule of Investments

Invitation Homes Trust:
1.768%, 12/17/30 (a)(b)	300,000	291,444
2.268%, 12/17/30 (a)(b)	2,000,000	1,931,805
2.451%, 6/17/31 (a)(b)	2,500,000	2,449,288
3.601%, 6/17/31 (a)(b)	3,000,000	2,916,698
4.051%, 6/17/32 (a)(b)	1,750,000	1,658,639
JGWPT XXXI LLC, 4.94%, 3/16/65 (a)	1,000,000	992,648
JGWPT XXXII LLC, 4.48%, 1/15/75 (a)	1,450,000	1,392,841
Madison Park Funding XVII Ltd., 3.729%, 7/21/27 (a)(b)	4,350,000	3,978,510
Magnetite VI Ltd., 6.062%, 9/15/23 (a)(b)	2,500,000	2,327,500
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	7,400,000	7,374,467
2.57%, 7/18/25 (a)	2,200,000	2,174,218
Oxford Finance Funding Trust, 3.475%, 12/15/22 (a)	2,600,000	2,574,520
PennyMac LLC, 4.00%, 3/25/55 (a)(b)	2,366,426	2,353,997
Progress Residential 2015-SFR2 Trust, 4.427%, 6/12/32 (a)	2,000,000	1,884,342
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	2,011,632	1,990,108
RMAT LLC, 3.75%, 5/25/55 (a)(b)	1,671,370	1,662,679
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	2,012,226	1,989,263
Stewart Park CLO Ltd., 3.771%, 4/15/26 (a)(b)	2,350,000	2,138,500
STORE Master Funding LLC, 4.21%, 4/20/44 (a)	2,877,042	2,916,745
TAL Advantage V LLC:
3.97%, 5/20/39 (a)	841,667	831,861
3.27%, 11/21/39 (a)	2,318,333	2,278,421
4.15%, 11/21/39 (a)	891,667	885,543
Tricon American Homes Series 2015-SFR1 Trust, 3.817%, 5/17/32 (a)(b)	600,000	558,857
Trinity Rail Leasing LP, 3.525%, 1/15/43 (a)	3,000,000	2,969,100
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (a)	4,926,532	4,894,524
VOLT XIX LLC, 3.875%, 4/25/55 (a)(b)	2,820,846	2,807,934
VOLT XXVII LLC:
3.375%, 8/27/57 (a)(b)	1,001,704	993,933
4.75%, 8/27/57 (a)(b)	793,987	789,115
Wendys Funding LLC, 2015-1:
3.371%, 6/15/45	4,788,000	4,671,706
4.08%, 6/15/45	2,992,500	2,967,848
		144,149,769

Asset-Backed - Student Loan - 0.6%
Navient Student Loan Trust, 1.721%, 7/25/52 (b)	1,200,000	1,012,766
SLM Private Education Loan Trust, 3.00%, 5/16/44 (a)	2,700,000	2,613,874
		3,626,640

Total Asset-Backed Securities (Cost $156,290,745)		153,465,714

See notes to Schedule of Investments

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.9%
Banc of America Mortgage Trust, 0.28%, 1/25/34 (b)	14,008,935	30,461
Bellemeade Re Ltd., 4.722%, 7/25/25 (a)(b)	2,000,000	1,978,400
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.022%, 5/25/24 (b)	6,980,000	6,129,945
CAS 2014-C03 2M2, 3.322%, 7/25/24 (b)	1,500,000	1,368,837
CAS 2014-C03 1M2, 3.422%, 7/25/24 (b)	6,800,000	6,165,958
CAS 2014-C04 1M2, 5.322%, 11/25/24 (b)	1,615,000	1,645,425
CAS 2015-C04 1M2, 6.122%, 4/25/28 (b)	1,450,000	1,477,188
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 B, 8.372%, 5/25/25 (b)	798,954	773,304
STACR 2015-HQA2 M3, 5.222%, 5/25/28 (b)	2,750,000	2,729,110
LSTAR Securities Investment Trust, 2.244%, 5/1/20 (a)(b)	1,804,046	1,766,702

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $25,428,154)		24,065,330

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5%
Bear Stearns Commercial Mortgage Securities Trust, 3.231%, 5/15/32 (a)(b)	800,000	785,036
Citigroup Commercial Mortgage Trust, 3.731%, 9/15/17 (a)(b)	2,800,000	2,758,345
CSMC Trust, 4.185%, 9/15/37 (a)	1,800,000	1,831,531
EQTY INNS Mortgage Trust, 3.726%, 5/8/31 (a)(b)	5,100,000	5,052,581
Extended Stay America Trust:
3.604%, 12/5/31 (a)(b)	2,970,000	2,972,867
5.053%, 12/5/31 (a)(b)	7,585,000	7,595,001
Hilton USA Trust:
3.019%, 11/5/30 (a)(b)	1,541,414	1,541,544
3.714%, 11/5/30 (a)(b)	1,600,000	1,601,187
4.453%, 11/5/30 (a)(b)	3,500,000	3,498,621
Hyatt Hotel Portfolio Trust, 3.821%, 11/15/29 (a)(b)	400,000	388,501
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (a)	2,200,000	2,260,104
3.805%, 6/10/27 (a)(b)	1,500,000	1,509,183
3.931%, 6/15/29 (a)(b)	3,500,000	3,437,390
Morgan Stanley Capital I Trust Series 2014-CPT, 3.446%, 7/13/29 (a)(b)	1,700,000	1,587,376
Motel 6 Trust, 5.279%, 2/5/30 (a)	7,000,000	6,755,644
ORES NPL LLC:
6.00%, 3/27/24 (a)	4,900,000	4,879,991
3.081%, 9/25/25 (a)	288,628	288,282
VFC LLC, 5.50%, 7/20/30 (a)	3,000,000	2,995,986
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (a)	1,400,000	1,079,593

See notes to Schedule of Investments

Total Commercial Mortgage-Backed Securities (Cost $53,524,431)		52,818,763

CORPORATE BONDS - 51.0%

Basic Materials - 1.2%
LYB International Finance BV, 5.25%, 7/15/43	1,000,000	960,087
Methanex Corp., 5.65%, 12/1/44	3,275,000	2,652,128
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,140,975
Solvay Finance America LLC, 4.45%, 12/3/25 (a)	2,000,000	1,973,184
		7,726,374

Communications - 7.4%
America Movil SAB de CV, 4.375%, 7/16/42	1,500,000	1,324,881
Cisco Systems, Inc., 5.50%, 1/15/40	500,000	586,370
Crown Castle Towers LLC:
4.174%, 8/15/37 (a)	825,000	843,590
3.222%, 5/15/42 (a)	800,000	789,328
Embarq Corp., 7.082%, 6/1/16	3,500,000	3,554,600
Frontier Communications Corp.:
10.50%, 9/15/22 (a)	3,660,000	3,646,275
11.00%, 9/15/25 (a)	1,100,000	1,089,000
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,743,317
Rogers Communications, Inc., 5.00%, 3/15/44	2,400,000	2,416,219
Sprint Communications, Inc., 6.00%, 12/1/16	1,223,000	1,220,707
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,038,804
Time Warner, Inc.:
4.05%, 12/15/23	1,500,000	1,530,475
5.375%, 10/15/41	4,000,000	4,092,108
4.90%, 6/15/42	1,500,000	1,410,123
Verizon Communications, Inc.:
3.50%, 11/1/24	6,140,000	6,064,478
4.862%, 8/21/46	10,945,000	10,361,916
Viacom, Inc.:
3.875%, 4/1/24	1,000,000	937,043
5.25%, 4/1/44	1,950,000	1,608,945
		46,258,179

Consumer, Cyclical - 8.0%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (a)	2,758,963	2,896,911
5.60%, 1/15/22 (a)	567,589	578,940
Continental Airlines Pass Through Trust:

See notes to Schedule of Investments

6.25%, 10/11/21	2,068,132	2,171,539
6.903%, 10/19/23	1,460,947	1,508,428
CVS Health Corp.:
3.875%, 7/20/25	1,800,000	1,837,044
4.875%, 7/20/35	650,000	671,119
5.125%, 7/20/45	1,900,000	2,001,519
CVS Pass-Through Trust, 6.036%, 12/10/28	2,948,855	3,238,394
Delta Air Lines Pass Through Trust, 4.25%, 1/30/25	2,800,000	2,821,000
Ford Motor Co., 4.75%, 1/15/43	750,000	706,973
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	3,850,000	3,835,759
3.157%, 8/4/20	2,920,000	2,909,768
3.219%, 1/9/22	1,000,000	978,752
4.134%, 8/4/25	5,720,000	5,699,494
Home Depot, Inc. (The):
4.20%, 4/1/43	1,000,000	1,001,743
4.40%, 3/15/45	600,000	620,134
Hyundai Capital America, 3.00%, 10/30/20 (a)	1,250,000	1,244,034
Johnson Controls, Inc., 4.625%, 7/2/44	975,000	826,304
Kohl's Corp., 4.25%, 7/17/25	2,520,000	2,457,373
Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 8/15/25 (a)	1,400,000	1,288,000
United Airlines Pass Through Trust, 4.625%, 3/3/24	3,284,000	3,292,210
US Airways Pass Through Trust, 5.375%, 5/15/23	1,122,823	1,122,823
Virgin Australia Trust, 6.00%, 4/23/22 (a)	2,244,124	2,277,786
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	2,200,000	2,134,370
4.80%, 11/18/44	1,600,000	1,447,336
		49,567,753

Consumer, Non-cyclical - 6.8%
Actavis Funding SCS, 4.75%, 3/15/45	2,300,000	2,242,603
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (a)	1,979,000	2,101,441
Amgen, Inc.:
3.625%, 5/22/24	1,000,000	999,627
5.375%, 5/15/43	1,500,000	1,593,616
AstraZeneca plc:
3.375%, 11/16/25	1,725,000	1,712,508
4.375%, 11/16/45	1,025,000	1,027,078
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,566,337
Gilead Sciences, Inc., 3.70%, 4/1/24	1,000,000	1,024,319
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	2,000,000	2,049,486
4.875%, 6/27/44 (a)	1,250,000	1,093,831
Kraft Heinz Foods Co., 5.20%, 7/15/45 (a)	1,500,000	1,567,362

See notes to Schedule of Investments

Kroger Co. (The), 3.85%, 8/1/23	1,900,000	1,958,900
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	8,000,000	8,480,000
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,434,216
Massachusetts Institute of Technology, 3.959%, 7/1/38	500,000	512,644
Mead Johnson Nutrition Co., 4.125%, 11/15/25	1,450,000	1,460,903
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,625,000	1,633,125
Post Holdings, Inc., 6.75%, 12/1/21 (a)	1,750,000	1,785,000
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	1,000,000	1,040,000
SUPERVALU, Inc., 6.75%, 6/1/21	1,820,000	1,647,100
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	1,700,000	1,697,484
		42,627,580

Energy - 3.6%
Enterprise Products Operating LLC, 7.034%, 1/15/68 (b)	12,115,000	12,296,725
Williams Partners LP:
3.60%, 3/15/22	3,400,000	2,673,825
3.90%, 1/15/25	2,000,000	1,502,902
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,250,000	5,808,990
		22,282,442

Financial - 19.4%
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 *(b)(c)(d)	3,077,944	69,562
American Tower Corp.:
3.45%, 9/15/21	1,000,000	1,004,902
4.70%, 3/15/22	2,000,000	2,102,052
Bank of America Corp.:
2.625%, 10/19/20	1,250,000	1,234,276
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,150,000	1,165,813
3.95%, 4/21/25	4,450,000	4,333,272
3.875%, 8/1/25	8,040,000	8,161,629
4.25%, 10/22/26	3,450,000	3,414,927
Bank of America NA:
5.30%, 3/15/17	4,500,000	4,681,237
6.10%, 6/15/17	5,000,000	5,282,810
Capital One Bank, 3.375%, 2/15/23	4,600,000	4,501,454
Capital One Financial Corp., 4.20%, 10/29/25	1,675,000	1,653,813
Capital One NA, 2.35%, 8/17/18	2,000,000	2,003,758
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,150,313
5.25%, 3/15/18	4,150,000	4,284,875
Citigroup, Inc.:
2.50%, 9/26/18	3,000,000	3,026,055
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	1,000,000	996,875
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	990,000	1,009,800

See notes to Schedule of Investments

5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	1,440,000	1,414,800
4.40%, 6/10/25	6,350,000	6,413,551
4.45%, 9/29/27	5,835,000	5,796,366
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,058,000
7.375%, 3/15/23 (a)	1,300,000	1,293,500
DDR Corp., 4.75%, 4/15/18	3,000,000	3,138,201
Discover Bank, 7.00%, 4/15/20	2,500,000	2,846,457
Doric Nimrod Air Alpha Pass Through Trust, 6.125%, 11/30/21 (a)	561,070	569,486
ERP Operating LP, 4.625%, 12/15/21	1,000,000	1,085,281
First Horizon National Corp., 3.50%, 12/15/20	800,000	793,053
Huntington National Bank (The), 2.20%, 11/6/18	1,000,000	997,236
JPMorgan Chase & Co.:
2.75%, 6/23/20	1,300,000	1,305,793
2.55%, 10/29/20	1,000,000	991,609
6.00%, 8/1/23 floating rate thereafter to 12/29/49 (b)	1,700,000	1,697,627
3.625%, 5/13/24	7,000,000	7,103,733
3.875%, 9/10/24	3,000,000	2,984,232
3.90%, 7/15/25	5,700,000	5,873,975
4.25%, 10/1/27	1,700,000	1,695,937
MetLife, Inc.:
4.875%, 11/13/43	2,400,000	2,517,852
4.05%, 3/1/45	900,000	835,192
Morgan Stanley:
6.25%, 8/28/17	2,900,000	3,105,097
2.80%, 6/16/20	5,500,000	5,517,490
4.00%, 7/23/25	1,515,000	1,560,108
5.00%, 11/24/25	6,550,000	6,953,139
3.95%, 4/23/27	1,100,000	1,067,637
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	995,055
		120,687,830

Industrial - 3.0%
Cemex SAB de CV, 6.50%, 12/10/19 (a)	1,000,000	965,000
Coveris Holding Corp., 10.00%, 6/1/18 (a)	1,550,000	1,472,500
Coveris Holdings SA, 7.875%, 11/1/19 (a)	1,500,000	1,308,750
EnerSys, 5.00%, 4/30/23 (a)	750,000	746,250
General Electric Co., 4.50%, 3/11/44	2,000,000	2,058,264
Illinois Tool Works, Inc., 3.90%, 9/1/42	2,000,000	1,896,146
Masco Corp., 4.45%, 4/1/25	850,000	833,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.30%, 4/1/21 (a)	1,000,000	985,900
3.375%, 2/1/22 (a)	3,000,000	2,912,961
Pentair Finance SA, 3.625%, 9/15/20	1,780,000	1,778,245

See notes to Schedule of Investments

SBA Communications Corp., 4.875%, 7/15/22	2,250,000	2,216,250
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,200,000	1,246,417
		18,419,683

Technology - 1.4%
Apple, Inc., 3.45%, 2/9/45	2,995,000	2,578,569
Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (a)	1,090,000	1,089,392
Intel Corp.:
3.70%, 7/29/25	550,000	568,895
4.90%, 7/29/45	550,000	581,329
Microsoft Corp., 3.125%, 11/3/25	1,050,000	1,055,570
Oracle Corp.:
2.95%, 5/15/25	1,200,000	1,169,028
4.125%, 5/15/45	1,950,000	1,848,961
		8,891,744

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.50%, 12/1/45	900,000	911,051

Total Corporate Bonds (Cost $317,622,324)		317,372,636

FLOATING RATE LOANS(e) - 1.2%

Consumer, Cyclical - 1.2%
Albertson's Holdings LLC, 5.50%, 8/25/21 (b)	3,134,211	3,104,611
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	4,578,913	4,527,401
		7,632,012

Total Floating Rate Loans (Cost $7,761,779)		7,632,012

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,674,013

Total Sovereign Government Bonds (Cost $2,695,334)		2,674,013

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	85	89

Total U.S. Government Agencies and Instrumentalities (Cost $85)		89

See notes to Schedule of Investments

U.S. TREASURY OBLIGATIONS - 8.8%
United States Treasury Bonds, 2.875%, 8/15/45	19,972,000	19,397,026
United States Treasury Notes:
1.625%, 11/30/20	21,000,000	20,875,302
2.25%, 11/15/25	14,497,000	14,464,715

Total U.S. Treasury Obligations (Cost $54,862,921)		54,737,043

	SHARES	VALUE ($)
COMMON STOCKS - 0.2%

Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	30,000	520,200

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	128,404	648,440

Total Common Stocks (Cost $2,588,458)		1,168,640

EXCHANGE-TRADED PRODUCTS - 0.4%
SPDR Barclays High Yield Bond ETF	76,100	2,580,551

Total Exchange-Traded Products (Cost $2,911,176)		2,580,551

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.5%
State Street Bank Time Deposit, 0.278%, 1/4/16	9,386,985	9,386,985

Total Time Deposit (Cost $9,386,985)		9,386,985

TOTAL INVESTMENTS (Cost $633,072,392) - 100.5%		625,901,776
Other assets and liabilities, net - (0.5)%		(3,044,856)
NET ASSETS - 100.0%		$622,856,920

* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

See notes to Schedule of Investments

(c) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
CLO:	Collateralized Loan Obligations
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Ultra U.S. Treasury Bonds	263	3/16	$41,734,813	$244,061

See notes to Schedule of Investments

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 32.0%

Asset-Backed - Automobile - 3.0%
American Credit Acceptance Receivables Trust:
1.45%, 4/16/18 (a)	56,009	56,001
0.99%, 8/10/18 (a)	394,274	393,911
2.39%, 11/12/19 (a)	3,020,494	3,024,325
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (a)	7,250,000	7,287,139
CPS Auto Receivables Trust:
2.78%, 6/17/19 (a)	218,356	219,036
1.31%, 6/15/20 (a)	679,278	672,414
1.82%, 9/15/20 (a)	1,561,809	1,559,145
Credit Acceptance Auto Loan Trust, 2.61%, 1/17/23 (a)	2,500,000	2,489,178
DT Auto Owner Trust, 1.88%, 4/15/19 (a)	4,000,000	3,985,598
Flagship Credit Auto Trust:
1.32%, 4/16/18 (a)	254,473	254,193
2.38%, 10/15/20 (a)	4,883,291	4,859,417
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	7,771,900	7,759,975
3.10%, 12/15/23 (a)	3,374,984	3,359,896
5.43%, 12/15/23 (a)	4,000,000	3,932,000
SNAAC Auto Receivables Trust, 3.07%, 8/15/18 (a)	2,681,031	2,692,113
		42,544,341

Asset-Backed - Other - 26.7%
ALM XII Ltd., 1.867%, 4/16/27 (a)(b)	8,200,000	8,130,300
American Homes 4 Rent:
1.701%, 6/17/31 (a)(b)	2,000,000	1,948,380
2.101%, 6/17/31 (a)(b)	2,000,000	1,936,419
2.451%, 6/17/31 (a)(b)	2,920,000	2,833,371
3.786%, 10/17/36 (a)	147,139	148,046
Apidos CLO XXI, 1.707%, 7/18/27 (a)(b)	7,000,000	6,906,900
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (a)	5,250,000	5,316,381
BCC Funding VIII LLC, 1.794%, 6/20/20 (a)	1,531,033	1,518,478
Blue Elephant Loan Trust, 3.12%, 12/15/22 (a)	2,222,524	2,215,412
BXG Receivables Note Trust, 2.88%, 5/2/30 (a)	4,073,615	4,002,327
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	6,000,000	5,941,567
Citi Held For Asset Issuance:
1.85%, 12/15/21 (a)	10,089,616	10,085,489
2.35%, 3/15/22 (a)	8,710,486	8,660,836
4.45%, 5/16/22 (a)	2,000,000	1,980,600

See notes to Schedule of Investments

CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (a)	11,888,500	11,820,539
Colony American Homes, 1.768%, 7/17/31 (a)(b)	6,750,000	6,565,039
Conn's Receivables Funding LLC, 4.565%, 9/15/20 (a)	9,344,595	9,274,511
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (a)	3,634,697	3,634,146
DB Master Finance LLC, 3.262%, 2/20/45 (a)	7,940,000	7,856,547
Diamond Resorts Owner Trust, 2.98%, 5/20/27 (a)	2,157,781	2,135,675
Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (a)	3,056,250	3,143,755
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	6,200,000	6,018,686
Eagle I Ltd., 2.57%, 12/15/39 (a)	6,375,000	6,261,525
Element Rail Leasing I LLC, 2.299%, 4/19/44 (a)	5,215,993	5,132,382
FRS I LLC:
1.80%, 4/15/43 (a)	2,847,073	2,791,792
3.08%, 4/15/43 (a)	6,764,658	6,667,997
3.96%, 4/15/43 (a)	5,980,778	5,940,196
GCAT LLC, 3.625%, 5/26/20 (a)(b)	7,522,654	7,453,005
GLC II Trust, 4.00%, 12/18/20 (a)	4,339,550	4,340,852
GLC Trust, 3.00%, 7/15/21 (a)	6,113,864	6,097,357
GMAT Trust, 4.25%, 9/25/20 (a)(b)	3,809,692	3,793,691
Invitation Homes Trust:
1.768%, 12/17/30 (a)(b)	1,200,000	1,165,776
1.351%, 6/17/31 (a)(b)	5,000,000	4,892,791
1.851%, 6/17/31 (a)(b)	10,000,000	9,808,166
2.451%, 6/17/31 (a)(b)	15,000,000	14,695,729
2.951%, 6/17/31 (a)(b)	3,995,000	3,936,625
1.951%, 9/17/31 (a)(b)	4,000,000	3,919,627
2.351%, 6/17/32 (a)(b)	2,500,000	2,420,884
2.651%, 6/17/32 (a)(b)	2,000,000	1,934,702
Madison Park Funding XVII Ltd., 2.279%, 7/21/27 (a)(b)	6,500,000	6,385,600
Magnetite VI Ltd.:
2.362%, 9/15/23 (a)(b)	5,000,000	4,925,000
3.112%, 9/15/23 (a)(b)	1,000,000	974,000
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	12,450,000	12,407,043
2.47%, 9/18/24 (a)	10,650,000	10,629,019
2.57%, 7/18/25 (a)	4,400,000	4,348,436
3.19%, 3/18/26 (a)	7,000,000	6,956,600
Progress Residential 2015-SFR2 Trust:
3.684%, 6/12/32 (a)	1,221,000	1,169,543
4.427%, 6/12/32 (a)	1,000,000	942,171
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	4,593,227	4,544,079
RMAT LLC:
2015-1, 4.09%, 7/27/20 (a)(b)	5,632,421	5,592,991
2015-NPL1, 3.75%, 5/25/55 (a)(b)	2,757,761	2,743,420
SBA Tower Trust, 2.898%, 10/15/44 (a)(b)	7,000,000	6,840,462

See notes to Schedule of Investments

Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	3,957,378	3,912,217
Sierra Timeshare Receivables Funding LLC:
2.92%, 11/20/25 (a)	797,538	799,523
4.36%, 7/20/28 (a)	325,363	333,447
2.84%, 11/20/28 (a)	1,250,820	1,256,357
3.58%, 11/20/28 (a)	2,533,306	2,553,524
1.87%, 8/20/29 (a)	1,925,520	1,914,630
2.39%, 11/20/29 (a)	592,760	587,577
2.07%, 3/20/30 (a)	1,513,683	1,501,167
2.42%, 3/20/30 (a)	1,513,683	1,507,292
2.70%, 10/20/30 (a)	53,817	53,726
2.80%, 10/20/31 (a)	2,137,986	2,137,183
3.02%, 6/20/32 (a)	3,016,334	2,972,759
3.08%, 9/20/32 (a)	3,670,862	3,609,782
Silver Bay Realty Trust, 2.356%, 9/17/31 (a)(b)	6,500,000	6,314,259
Silverleaf Finance XVIII LLC, 2.81%, 1/15/27 (a)	3,879,358	3,827,845
SpringCastle America Funding LLC, 2.70%, 5/25/23 (a)	8,982,898	8,963,055
Springleaf Funding Trust:
2.41%, 12/15/22 (a)	5,000,000	4,985,797
Series A-1, 3.92%, 1/16/23 (a)	4,600,000	4,602,622
Series A, 3.92%, 1/16/23 (a)	2,000,000	1,997,800
3.16%, 11/15/24 (a)	10,000,000	9,928,643
STORE Master Funding LLC, 4.16%, 3/20/43 (a)	4,778,710	4,858,515
Structured Asset Securities Corp. Mortgage Loan Trust, 0.542%, 1/25/37 (a)(b)	1,829,247	1,793,776
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (a)	1,288,497	1,269,832
TAL Advantage V LLC:
3.55%, 11/20/38 (a)	4,076,292	4,032,389
3.51%, 2/22/39 (a)	1,633,333	1,608,203
4.10%, 2/22/39 (a)	1,633,333	1,625,995
1.70%, 5/20/39 (a)	4,171,068	4,115,811
Truman Capital Mortgage Loan Trust, 3.125%, 6/25/54 (a)(b)	83,955	83,770
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (a)	4,329,376	4,301,248
VOLT XXV LLC, 3.50%, 6/26/45 (a)(b)	5,278,666	5,201,577
VOLT XXXVIII LLC, 3.875%, 9/25/45 (a)(b)	3,371,607	3,335,846
Wendys Funding LLC, 3.371%, 6/15/45	8,778,000	8,564,795
		376,335,827

Asset-Backed - Other - 0.4%
Capital Automotive REIT, 5.73%, 12/15/38 (a)	4,623,028	4,826,782

Asset-Backed - Student Loan - 1.9%
Commonbond Student Loan Trust, 3.20%, 6/25/32 (a)	4,102,885	4,100,875
SLM Private Credit Student Loan Trust, 0.912%, 6/15/39 (b)	7,225,278	6,371,454
SoFi Professional Loan Program LLC:

See notes to Schedule of Investments

3.02%, 10/25/27 (a)	844,675	844,838
2.55%, 8/27/29 (a)	2,294,029	2,274,578
2.42%, 3/25/30 (a)	2,522,957	2,480,525
1.672%, 8/25/32 (a)(b)	4,723,967	4,670,255
3.52%, 3/25/36 (a)	6,000,000	5,877,805
		26,620,330

Total Asset-Backed Securities (Cost $455,480,638)		450,327,280

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.5%
Bellemeade Re Ltd., 4.722%, 7/25/25 (a)(b)	5,200,000	5,143,840
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.022%, 5/25/24 (b)	5,300,000	4,654,543
CAS 2014-C02 2M2, 3.022%, 5/25/24 (b)	1,900,000	1,709,713
CAS 2014-C03 2M2, 3.322%, 7/25/24 (b)	2,800,000	2,555,162
CAS 2014-C03 1M2, 3.422%, 7/25/24 (b)	6,350,000	5,757,917
CAS 2015-C04 1M2, 6.122%, 4/25/28 (b)	2,400,000	2,445,001
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-DNA3 M2, 3.272%, 4/25/28 (b)	5,000,000	4,990,098
STACR 2015-HQA1 M2, 3.072%, 3/25/28 (b)	4,000,000	3,961,914
STACR 2015-HQA2 M2, 3.222%, 5/25/28 (b)	3,000,000	2,997,746
STACR 2015-HQA2 M3, 5.222%, 5/25/28 (b)	1,375,000	1,364,555

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $36,890,209)		35,580,489

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%
BAMLL-DB Trust, 2.343%, 4/13/29 (a)	69,056	69,250
BBCMS Trust, 2.381%, 5/15/32 (a)(b)	3,000,000	2,961,668
BLCP Hotel Trust, 2.831%, 8/15/29 (a)(b)	3,600,000	3,522,092
Boca Hotel Portfolio Trust, 2.081%, 8/15/26 (a)(b)	5,200,000	5,199,343
CDGJ Commercial Mortgage Trust, 2.181%, 12/15/27 (a)(b)	6,000,000	5,945,434
CGBAM Commercial Mortgage Trust:
1.531%, 2/15/31 (a)(b)	2,000,000	1,989,738
1.931%, 2/15/31 (a)(b)	2,750,000	2,735,885
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (a)	4,618,407	4,566,948
COMM Mortgage Trust:
2.301%, 6/11/27 (a)(b)	5,000,000	4,900,099
1.876%, 6/8/30 (a)(b)	15,000,000	14,980,561
3.431%, 6/15/34 (a)(b)	4,200,000	4,139,091
Credit Suisse Mortgage Capital Certificates, 1.581%, 3/15/17 (a)(b)	3,000,000	2,989,560

See notes to Schedule of Investments

CSMC Trust:
1.881%, 4/15/27 (a)(b)	3,000,000	2,967,136
2.481%, 4/15/27 (a)(b)	2,000,000	1,980,418
2.181%, 4/15/29 (a)(b)	10,000,000	9,898,476
EQTY INNS Mortgage Trust:
1.876%, 5/8/31 (a)(b)	4,500,000	4,415,279
2.626%, 5/8/31 (a)(b)	7,269,000	7,141,271
Extended Stay America Trust:
3.604%, 12/5/31	7,760,000	7,767,491
3.902%, 12/5/31 (a)	2,350,000	2,351,514
GS Mortgage Securities Corp Trust, 3.79%, 1/10/31 (a)	3,500,000	3,559,179
Hilton USA Trust:
1.769%, 11/5/30 (a)(b)	6,347,001	6,306,021
3.019%, 11/5/30 (a)(b)	6,347,001	6,347,532
3.714%, 11/5/30	1,600,000	1,601,187
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (a)	4,200,000	4,314,744
3.805%, 6/10/27 (a)(b)	3,000,000	3,018,366
3.931%, 6/15/29 (a)(b)	7,300,000	7,169,412
Morgan Stanley Capital I Trust, 3.446%, 7/13/29 (a)(b)	1,500,000	1,466,273
Motel 6 Trust:
3.644%, 2/5/30 (a)	4,000,000	3,957,056
5.279%, 2/5/30 (a)	6,200,000	5,983,570
ORES NPL LLC:
3.00%, 3/27/24 (a)	2,266,057	2,262,429
3.081%, 9/25/25 (a)	473,351	472,783

Total Commercial Mortgage-Backed Securities (Cost $138,227,340)		136,979,806

CORPORATE BONDS - 46.4%

Basic Materials - 0.3%
LyondellBasell Industries NV, 5.00%, 4/15/19	2,500,000	2,659,498
Solvay Finance America LLC, 3.40%, 12/3/20 (a)	2,000,000	1,983,926
		4,643,424

Communications - 6.4%
Amazon.com, Inc., 2.60%, 12/5/19	1,000,000	1,015,682
America Movil SAB de CV, 1.502%, 9/12/16 (b)	2,000,000	1,999,974
Cisco Systems, Inc.:
2.125%, 3/1/19	2,000,000	2,017,166
2.45%, 6/15/20	2,000,000	2,018,986
Crown Castle Towers LLC:

See notes to Schedule of Investments

5.495%, 1/15/37 (a)	4,000,000	4,054,914
4.174%, 8/15/37 (a)	1,500,000	1,533,799
3.222%, 5/15/42 (a)	1,900,000	1,874,654
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (a)	4,000,000	4,024,908
Embarq Corp., 7.082%, 6/1/16	14,806,000	15,036,974
Frontier Communications Corp.:
8.875%, 9/15/20 (a)	6,000,000	6,075,000
10.50%, 9/15/22 (a)	1,400,000	1,394,750
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	2,000,000	1,998,752
Qwest Corp., 6.50%, 6/1/17	5,894,000	6,167,894
Sprint Communications, Inc.:
6.00%, 12/1/16	8,400,000	8,384,250
8.375%, 8/15/17	3,750,000	3,690,000
Telefonica Emisiones SAU:
3.992%, 2/16/16	5,270,000	5,284,498
3.192%, 4/27/18	3,000,000	3,058,206
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,273,156
8.75%, 2/14/19	1,500,000	1,740,079
Time Warner, Inc., 4.05%, 12/15/23	1,500,000	1,530,476
Verizon Communications, Inc., 3.50%, 11/1/24	9,830,000	9,709,091
Viacom, Inc., 4.50%, 3/1/21	3,500,000	3,613,260
		89,496,469

Consumer, Cyclical - 7.7%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (a)	3,956,528	4,154,354
5.60%, 1/15/22 (a)	2,156,836	2,199,973
4.375%, 4/1/24	2,208,284	2,197,243
3.70%, 11/1/24	2,541,553	2,484,368
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (a)	2,500,000	2,637,500
Continental Airlines Pass Through Trust:
6.25%, 10/11/21	3,994,407	4,194,128
6.903%, 10/19/23	4,054,129	4,185,888
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	2,008,984
3.50%, 7/20/22	5,000,000	5,087,780
CVS Pass-Through Trust, 6.036%, 12/10/28	1,695,592	1,862,077
Delta Air Lines Pass Through Trust, 6.20%, 1/2/20	2,722,421	2,916,393
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	16,550,000	16,682,516
2.145%, 1/9/18	9,350,000	9,315,414
2.551%, 10/5/18	3,000,000	2,978,697
1.264%, 11/4/19 (b)	4,700,000	4,564,988

See notes to Schedule of Investments

3.157%, 8/4/20	4,000,000	3,985,984
Hyundai Capital America:
1.875%, 8/9/16 (a)	1,000,000	1,001,375
2.40%, 10/30/18 (a)	3,000,000	2,990,694
3.00%, 10/30/20 (a)	2,000,000	1,990,454
Johnson Controls, Inc., 4.25%, 3/1/21	2,000,000	2,055,834
Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 8/15/25 (a)	3,200,000	2,944,000
Nissan Motor Acceptance Corp., 2.35%, 3/4/19 (a)	3,800,000	3,785,913
United Airlines Pass Through Trust:
4.75%, 10/11/23	952,093	950,903
4.625%, 3/3/24	3,106,000	3,113,765
US Airways Pass Through Trust, 5.375%, 5/15/23	1,822,716	1,822,716
Virgin Australia Trust:
6.00%, 4/23/22 (a)	5,468,862	5,550,895
5.00%, 4/23/25 (a)	4,064,202	4,196,289
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	2,994,357
3.30%, 11/18/21	2,000,000	1,961,450
Whirlpool Corp., 1.65%, 11/1/17	2,000,000	1,989,668
		108,804,600

Consumer, Non-cyclical - 4.0%
Actavis Funding SCS:
3.00%, 3/12/20	2,000,000	1,998,410
3.45%, 3/15/22	1,000,000	1,001,091
Amgen, Inc.:
2.125%, 5/1/20	3,000,000	2,959,089
2.70%, 5/1/22	1,000,000	970,399
3.625%, 5/22/24	575,000	574,785
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	4,964,305
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,010,056
ConAgra Foods, Inc., 1.90%, 1/25/18	2,000,000	1,988,906
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,016,785
Gilead Sciences, Inc., 2.55%, 9/1/20	2,000,000	1,999,240
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,000,000	5,123,715
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,920,000	2,701,000
Kraft Foods Group, Inc., 2.25%, 6/5/17	2,000,000	2,014,452
Kraft Heinz Foods Co., 2.80%, 7/2/20 (a)	5,000,000	4,987,070
Kroger Co. (The), 2.95%, 11/1/21	3,000,000	2,969,346
Land O' Lakes, Inc., 6.00%, 11/15/22 (a)	450,000	470,250
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,547,373
Mead Johnson Nutrition Co., 3.00%, 11/15/20	2,000,000	1,999,396
Merck & Co., Inc., 2.35%, 2/10/22	4,500,000	4,418,361
Perrigo Co. plc, 1.30%, 11/8/16	1,000,000	992,928

See notes to Schedule of Investments

Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	2,129,000	2,214,160
SUPERVALU, Inc., 6.75%, 6/1/21	4,000,000	3,620,000
		56,541,117

Energy - 2.5%
Enterprise Products Operating LLC, 7.034%, 1/15/68 (b)	22,805,000	23,147,075
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	978,501
Williams Partners LP, 3.60%, 3/15/22	6,500,000	5,111,723
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	7,000,000	5,608,680
		34,845,979

Financial - 20.9%
Air Lease Corp., 2.125%, 1/15/18	8,351,000	8,204,857
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 *(b)(c)(d)	385,345	8,709
American Tower Corp.:
2.80%, 6/1/20	2,000,000	1,976,982
4.70%, 3/15/22	3,500,000	3,678,591
Bank of America Corp.:
5.70%, 5/2/17	5,000,000	5,214,380
6.40%, 8/28/17	8,600,000	9,212,303
2.625%, 10/19/20	10,500,000	10,367,920
3.875%, 8/1/25	9,600,000	9,745,229
Bank of America NA:
5.30%, 3/15/17	30,000,000	31,208,250
0.812%, 6/15/17 (b)	7,287,000	7,228,303
6.10%, 6/15/17	1,155,000	1,220,329
Capital One Bank:
1.20%, 2/13/17	4,000,000	3,980,296
2.25%, 2/13/19	3,000,000	2,986,815
Capital One Financial Corp.:
3.15%, 7/15/16	2,500,000	2,523,108
6.15%, 9/1/16	3,800,000	3,915,463
Capital One NA, 2.35%, 8/17/18	4,400,000	4,408,268
CIT Group, Inc.:
5.00%, 5/15/17	2,400,000	2,472,000
4.25%, 8/15/17	8,325,000	8,512,312
5.25%, 3/15/18	5,100,000	5,265,750
Citigroup, Inc.:
0.747%, 6/9/16 (b)	18,000,000	17,946,972
1.70%, 4/27/18	5,000,000	4,950,435
2.15%, 7/30/18	5,000,000	4,996,295
2.50%, 9/26/18	14,000,000	14,121,590
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	3,900,000	3,887,813
2.65%, 10/26/20	5,000,000	4,959,585

See notes to Schedule of Investments

6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	2,100,000	2,142,000
Credit Acceptance Corp., 6.125%, 2/15/21	3,250,000	3,185,000
DDR Corp., 4.75%, 4/15/18	9,265,000	9,691,811
Discover Bank:
2.60%, 11/13/18	1,000,000	999,201
8.70%, 11/18/19	2,107,000	2,492,648
3.10%, 6/4/20	1,000,000	1,002,269
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust:
6.125%, 11/30/21 (a)	2,153,106	2,185,402
5.125%, 11/30/24 (a)	1,144,956	1,171,309
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,005,286
First Horizon National Corp., 3.50%, 12/15/20	2,000,000	1,982,632
First Tennessee Bank NA, 5.65%, 4/1/16	4,886,000	4,922,840
GE Capital International Funding Co., 2.342%, 11/15/20 (a)	3,264,000	3,236,778
General Electric Capital Corp.:
2.30%, 4/27/17	3,000,000	3,036,819
2.20%, 1/9/20	859,000	862,182
4.625%, 1/7/21	373,000	409,694
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	5,000,000	5,256,290
Huntington National Bank (The), 2.20%, 11/6/18	2,225,000	2,218,850
JPMorgan Chase & Co.:
2.75%, 6/23/20	16,800,000	16,874,861
2.55%, 10/29/20	7,850,000	7,784,131
KeyCorp., 2.90%, 9/15/20	5,000,000	4,981,205
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (a)	8,000,000	7,957,984
Morgan Stanley:
6.25%, 8/28/17	8,200,000	8,779,929
2.375%, 7/23/19	4,700,000	4,684,250
1.498%, 6/16/20 (b)	6,000,000	5,960,274
2.80%, 6/16/20	5,000,000	5,015,900
National City Corp., 6.875%, 5/15/19	1,500,000	1,694,582
Synchrony Financial, 2.60%, 1/15/19	4,000,000	3,985,628
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,065,960
Vornado Realty LP, 2.50%, 6/30/19	4,425,000	4,357,917
		293,936,187

Government - 0.0%
North American Development Bank, 2.40%, 10/26/22	290,000	286,879

Industrial - 3.0%
Cemex SAB de CV:
5.071%, 10/15/18 (a)(b)	2,000,000	1,955,000
6.50%, 12/10/19 (a)	750,000	723,750
CNH Industrial Capital LLC, 3.875%, 7/16/18	4,615,000	4,465,012

See notes to Schedule of Investments

Coveris Holdings SA, 7.875%, 11/1/19 (a)	2,000,000	1,745,000
EnerSys, 5.00%, 4/30/23 (a)	1,250,000	1,243,750
Masco Corp., 6.125%, 10/3/16	2,500,000	2,574,950
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 3/15/16 (a)	5,000,000	5,008,650
3.30%, 4/1/21 (a)	2,225,000	2,193,628
3.375%, 2/1/22 (a)	2,500,000	2,427,468
Pentair Finance SA, 2.90%, 9/15/18	5,000,000	4,977,620
SBA Tower Trust, 2.24%, 4/15/43 (a)	12,000,000	11,762,240
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/17	2,000,000	1,992,928
2.40%, 2/1/19	1,000,000	999,561
		42,069,557

Technology - 1.6%
Apple, Inc., 2.70%, 5/13/22	2,000,000	2,005,350
HP Enterprise Co., 2.45%, 10/5/17 (a)	3,000,000	2,997,456
Intel Corp.:
2.45%, 7/29/20	2,000,000	2,022,876
3.10%, 7/29/22	2,000,000	2,039,426
Microsoft Corp.:
2.375%, 2/12/22	3,000,000	2,961,162
2.65%, 11/3/22	2,000,000	1,997,978
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,020,872
2.80%, 7/8/21	2,000,000	2,025,810
2.50%, 5/15/22	3,000,000	2,944,539
2.95%, 5/15/25	1,700,000	1,656,123
		22,671,592

Total Corporate Bonds (Cost $657,761,387)		653,295,804

FLOATING RATE LOANS(e) - 1.0%

Consumer, Cyclical - 0.9%
Albertson's Holdings LLC:
5.125%, 8/25/19 (b)	1,155,000	1,142,006
5.50%, 8/25/21 (b)	8,703,777	8,621,579
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	2,160,567	2,060,641
		11,824,226

Consumer, Non-cyclical - 0.1%

See notes to Schedule of Investments

SUPERVALU, Inc., 4.50%, 3/21/19 (b)	1,457,886	1,436,245

Total Floating Rate Loans (Cost $13,492,319)		13,260,471

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0%
Fannie Mae:
3.50%, 3/1/22	97,436	102,079
5.00%, 4/25/34	30,888	32,337

Total U.S. Government Agency Mortgage-Backed Securities (Cost $133,399)		134,416

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	6,000,000	5,942,250

Total Sovereign Government Bonds (Cost $5,989,630)		5,942,250

U.S. TREASURY OBLIGATIONS - 7.1%
United States Treasury Notes:
1.25%, 12/15/18	34,605,000	34,532,018
1.625%, 11/30/20	63,125,000	62,750,164
2.25%, 11/15/25	2,608,000	2,602,192

Total U.S. Treasury Obligations (Cost $100,004,402)		99,884,374

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	209,202	1,056,470

Total Common Stocks (Cost $3,242,631)		1,056,470

See notes to Schedule of Investments

PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.9%
State Street Bank Time Deposit, 0.278%, 1/4/16	26,937,860	26,937,860

Total Time Deposit (Cost $26,937,860)	26,937,860

TOTAL INVESTMENTS (Cost $1,438,159,815) - 101.1%	1,423,399,220
Other assets and liabilities, net - (1.1)%	(15,138,243)
NET ASSETS - 100.0%	$1,408,260,977

* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.
(c) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
2 Year U.S. Treasury Notes	665	3/16	$144,460,860	$233,158)

See notes to Schedule of Investments

CALVERT LONG TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 12.5%

Asset-Backed - Automobile - 0.7%
Skopos Auto Receivables Trust, 5.43%, 12/15/23 (a)	500,000	491,500

Asset-Backed - Other - 11.4%
American Homes 4 Rent:
3.786%, 10/17/36 (a)	441,417	444,136
4.691%, 10/17/45 (a)	500,000	486,136
Apidos CLO XXI, 5.827%, 7/18/27 (a)(b)	300,000	255,300
Citi Held For Asset Issuance:
4.00%, 3/15/22 (a)	400,000	393,160
4.45%, 5/16/22 (a)	600,000	594,180
Consumer Credit Origination Loan Trust, 5.21%, 3/15/21 (a)	500,000	488,461
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	500,000	485,378
Dryden 40 Senior Loan Fund, 4.062%, 8/15/28 (a)(b)	500,000	461,250
GMAT Trust, 4.25%, 9/25/20 (a)(b)	476,211	474,211
Invitation Homes Trust:
2.268%, 12/17/30 (a)(b)	300,000	289,771
3.068%, 12/17/30 (a)(b)	500,000	473,101
3.501%, 6/17/32 (a)(b)	500,000	478,502
4.051%, 6/17/32 (a)(b)	500,000	473,897
JGWPT XXXII LLC, 4.48%, 1/15/75 (a)	150,000	144,087
Madison Park Funding XVII Ltd., 3.729%, 7/21/27 (a)(b)	500,000	457,300
RMAT LLC, 3.75%, 5/25/55 (a)(b)	417,843	415,670
SBA Tower Trust, 3.869%, 10/15/49 (a)(b)	500,000	494,026
Tricon American Homes Series 2015-SFR1 Trust, 3.817%, 5/17/32 (a)(b)	91,000	84,760
VOLT XIX LLC, 3.875%, 4/25/55 (a)(b)	201,489	200,567
VOLT XXXVIII LLC, 3.875%, 9/25/45 (a)(b)	481,658	476,549
Wendys Funding LLC, 2015-1, 4.497%, 6/15/45 (a)	498,750	493,974
		8,564,416

Asset-Backed - Student Loan - 0.4%
Navient Student Loan Trust, 1.721%, 7/25/52 (b)	400,000	337,589

Total Asset-Backed Securities (Cost $9,615,293)		9,393,505

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.8%
Bellemeade Re Ltd., 4.722%, 7/25/25 (a)(b)	500,000	494,600
Fannie Mae Connecticut Avenue Securities, 6.122%, 4/25/28 (b)	550,000	560,313

See notes to Schedule of Investments

Freddie Mac Structured Agency Credit Risk Debt Notes:
8.372%, 5/25/25 (b)	499,346	483,315
5.222%, 5/25/28 (b)	550,000	545,822

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,119,997)		2,084,050

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
CSMC Trust, 4.185%, 9/15/37 (a)	200,000	203,503
Extended Stay America Trust, 5.053%, 12/5/31 (a)(b)	1,000,000	1,001,318
JP Morgan Chase Commercial Mortgage Securities Trust, 3.931%, 6/15/29 (a)(b)	500,000	491,056
Motel 6 Trust, 5.279%, 2/5/30 (a)	800,000	772,074
ORES NPL LLC, 6.00%, 3/27/24 (a)	500,000	497,958
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (a)	100,000	77,114

Total Commercial Mortgage-Backed Securities (Cost $3,073,782)		3,043,023

CORPORATE BONDS - 49.4%

Basic Materials - 0.9%
LYB International Finance BV, 5.25%, 7/15/43	250,000	240,022
Methanex Corp., 5.65%, 12/1/44	500,000	404,905
		644,927

Communications - 10.0%
America Movil SAB de CV, 4.375%, 7/16/42	500,000	441,627
Comcast Corp., 3.375%, 8/15/25	200,000	202,474
Crown Castle Towers LLC, 3.663%, 5/15/25 (a)	300,000	291,139
Frontier Communications Corp.:
10.50%, 9/15/22 (a)	330,000	328,763
11.00%, 9/15/25 (a)	150,000	148,500
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	979,756
Rogers Communications, Inc., 5.00%, 3/15/44	750,000	755,068
Time Warner, Inc.:
5.375%, 10/15/41	250,000	255,757
4.90%, 6/15/42	500,000	470,041
Verizon Communications, Inc.:
3.50%, 11/1/24	400,000	395,080
4.862%, 8/21/46	1,745,000	1,652,037
4.522%, 9/15/48	1,000,000	894,297
Viacom, Inc.:
4.50%, 2/27/42	500,000	374,939

See notes to Schedule of Investments

5.25%, 4/1/44	250,000	206,275
Vodafone Group plc, 4.375%, 2/19/43	100,000	82,431
		7,478,184

Consumer, Cyclical - 7.1%
American Airlines Pass Through Trust, 7.00%, 7/31/19 (a)	335,640	352,422
Continental Airlines Pass Through Trust, 6.25%, 10/11/21	74,662	78,395
CVS Health Corp.:
3.875%, 7/20/25	150,000	153,087
4.875%, 7/20/35	100,000	103,249
5.125%, 7/20/45	250,000	263,358
CVS Pass-Through Trust, 6.036%, 12/10/28	272,769	299,552
Delta Air Lines Pass Through Trust, 4.25%, 1/30/25	200,000	201,500
Ford Motor Co., 4.75%, 1/15/43	300,000	282,789
Ford Motor Credit Co. LLC:
3.219%, 1/9/22	300,000	293,626
4.134%, 8/4/25	570,000	567,957
Home Depot, Inc. (The), 4.40%, 3/15/45	400,000	413,422
Johnson Controls, Inc., 4.625%, 7/2/44	250,000	211,873
Kohl's Corp., 4.25%, 7/17/25	290,000	282,793
Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 8/15/25 (a)	160,000	147,200
Target Corp., 4.00%, 7/1/42	250,000	244,094
United Airlines Pass Through Trust:
5.375%, 2/15/23	291,084	300,544
4.625%, 3/3/24	300,000	300,750
US Airways Pass Through Trust, 5.375%, 5/15/23	233,922	233,922
Virgin Australia Trust, 6.00%, 4/23/22 (a)	272,015	276,095
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	400,000	361,834
		5,368,462

Consumer, Non-cyclical - 8.1%
Actavis Funding SCS, 4.75%, 3/15/45	600,000	585,027
Amgen, Inc.:
5.15%, 11/15/41	500,000	507,617
4.40%, 5/1/45	200,000	185,304
AstraZeneca plc:
3.375%, 11/16/25	200,000	198,552
4.375%, 11/16/45	125,000	125,253
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,004,437
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	218,766
Kraft Heinz Foods Co., 5.20%, 7/15/45 (a)	500,000	522,454
Kroger Co. (The), 5.15%, 8/1/43	100,000	104,762
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	750,000	795,000
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	256,322

See notes to Schedule of Investments

MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	201,000
Merck & Co., Inc., 3.70%, 2/10/45	400,000	369,380
Perrigo Co. plc, 5.30%, 11/15/43	500,000	481,527
Post Holdings, Inc., 6.75%, 12/1/21 (a)	150,000	153,000
SUPERVALU, Inc., 6.75%, 6/1/21	200,000	181,000
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	225,000	224,667
		6,114,068

Energy - 2.7%
Enterprise Products Operating LLC:
4.85%, 8/15/42	500,000	399,743
4.85%, 3/15/44	500,000	404,815
7.034%, 1/15/68 floating rate thereafter to 1/15/68 (b)	200,000	203,000
National Oilwell Varco, Inc., 3.95%, 12/1/42	500,000	380,870
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	200,000	133,836
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	600,000	480,744
		2,003,008

Financial - 14.5%
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 *(b)(c)(d)	4,817	109
American Tower Corp., 4.70%, 3/15/22	500,000	525,513
Bank of America Corp.:
4.20%, 8/26/24	250,000	248,044
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	150,000	152,063
3.95%, 4/21/25	500,000	486,884
3.875%, 8/1/25	760,000	771,497
4.25%, 10/22/26	600,000	593,900
Capital One Financial Corp., 4.20%, 10/29/25	200,000	197,470
CIT Group, Inc., 5.00%, 5/15/17	500,000	515,000
Citigroup, Inc.:
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	120,000	119,625
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	160,000	157,200
4.40%, 6/10/25	100,000	101,001
4.45%, 9/29/27	1,290,000	1,281,459
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	245,000
7.375%, 3/15/23 (a)	200,000	199,000
Discover Bank, 7.00%, 4/15/20	500,000	569,291
JPMorgan Chase & Co.:
6.00%, 8/1/23 floating rate thereafter to 12/29/49 (b)	200,000	199,721
3.625%, 5/13/24	400,000	405,928
3.875%, 9/10/24	900,000	895,270
3.90%, 7/15/25	420,000	432,819
4.25%, 10/1/27	200,000	199,522

See notes to Schedule of Investments

MetLife, Inc.:
4.875%, 11/13/43	500,000	524,552
4.05%, 3/1/45	100,000	92,799
Morgan Stanley:
4.00%, 7/23/25	480,000	494,292
5.00%, 11/24/25	1,100,000	1,167,703
3.95%, 4/23/27	150,000	145,587
Prudential Financial, Inc., 4.60%, 5/15/44	200,000	199,011
		10,920,260

Industrial - 4.8%
Cemex SAB de CV, 6.50%, 12/10/19 (a)	250,000	241,250
Eaton Corp., 4.15%, 11/2/42	500,000	461,063
General Electric Co.:
3.375%, 3/11/24	1,000,000	1,034,909
4.50%, 3/11/44	1,000,000	1,029,132
Illinois Tool Works, Inc., 3.90%, 9/1/42	500,000	474,036
Masco Corp., 4.45%, 4/1/25	150,000	147,000
SBA Communications Corp., 4.875%, 7/15/22	250,000	246,250
		3,633,640

Technology - 1.2%
Apple, Inc., 3.45%, 2/9/45	350,000	301,336
Intel Corp., 4.90%, 7/29/45	100,000	105,696
Microsoft Corp., 3.125%, 11/3/25	125,000	125,663
Oracle Corp.:
2.95%, 5/15/25	100,000	97,419
4.125%, 5/15/45	250,000	237,046
		867,160

Utilities - 0.1%
Consolidated Edison Co. of New York, Inc., 4.50%, 12/1/45	100,000	101,228

Total Corporate Bonds (Cost $38,216,284)		37,130,937

MUNICIPAL OBLIGATIONS - 1.7%

California - 0.2%
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	101,813

Connecticut - 1.5%

See notes to Schedule of Investments

Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,152,900

Total Municipal Obligations (Cost $1,089,763)		1,254,713

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	300,000	297,112

Total Sovereign Government Bonds (Cost $299,481)		297,112

U.S. TREASURY OBLIGATIONS - 27.0%
United States Treasury Bonds, 2.875%, 8/15/45	18,909,000	18,364,629
United States Treasury Notes, 2.25%, 11/15/25	1,971,000	1,966,610

Total U.S. Treasury Obligations (Cost $20,350,888)		20,331,239

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	12,113	61,171

Total Common Stocks (Cost $187,752)		61,171

EXCHANGE-TRADED PRODUCTS - 0.3%
SPDR Barclays High Yield Bond ETF	7,400	250,934

Total Exchange-Traded Products (Cost $283,005)		250,934

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 2.0%
State Street Bank Time Deposit, 0.278%, 1/4/16	1,538,306	1,538,306

Total Time Deposit (Cost $1,538,306)		1,538,306

See notes to Schedule of Investments

TOTAL INVESTMENTS (Cost $76,774,551) - 100.3%	75,384,990
Other assets and liabilities, net - (0.3)%	(197,229)
NET ASSETS - 100.0%	$75,187,761

* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.
(c) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
CLO:	Collateralized Loan Obligations
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
PO:	Pension Obligation

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Ultra U.S. Treasury Bonds	42	3/16	$6,664,875	$38,976

See notes to Schedule of Investments

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 32.4%

Asset-Backed - Automobile - 10.0%
American Credit Acceptance Receivables Trust:
1.45%, 4/16/18 (a)	36,323	36,318
1.33%, 7/10/18 (a)	1,593,185	1,589,777
0.99%, 8/10/18 (a)	1,344,475	1,343,236
2.84%, 5/15/19 (a)	1,226,892	1,228,803
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (a)	47,984	47,977
CarFinance Capital Auto Trust:
1.75%, 11/15/17 (a)	129,669	129,620
1.46%, 12/17/18 (a)	3,548,790	3,543,345
1.44%, 11/16/20 (a)	4,952,585	4,898,230
1.75%, 6/15/21 (a)	9,570,929	9,511,197
Chesapeake Funding LLC:
1.519%, 4/7/24 (a)(b)	402,290	402,324
1.269%, 1/7/25 (a)(b)	2,680,000	2,677,204
CPS Auto Receivables Trust:
1.64%, 4/16/18 (a)	1,429,642	1,426,524
1.54%, 7/16/18 (a)	915,673	913,274
1.21%, 8/15/18 (a)	1,603,367	1,598,443
1.11%, 11/15/18 (a)	6,480,646	6,433,267
1.31%, 2/15/19 (a)	1,830,520	1,817,001
1.31%, 6/15/20 (a)	159,337	157,727
Exeter Automobile Receivables Trust:
2.22%, 12/15/17 (a)	1,657,434	1,657,752
1.29%, 5/15/18 (a)	678,802	678,276
2.41%, 5/15/18 (a)	766,246	766,737
1.06%, 8/15/18 (a)	684,799	682,915
1.32%, 1/15/19 (a)	5,931,449	5,908,129
1.60%, 6/17/19 (a)	4,952,680	4,943,254
Flagship Credit Auto Trust:
3.32%, 10/16/17 (a)	18,381	18,382
1.32%, 4/16/18 (a)	566,848	566,225
1.21%, 4/15/19 (a)	1,883,594	1,874,646
1.43%, 12/16/19 (a)	4,861,375	4,830,352
2.38%, 10/15/20 (a)	2,441,646	2,429,708
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	4,857,438	4,849,984
3.10%, 12/15/23 (a)	5,340,994	5,317,118

See notes to Schedule of Investments

Westlake Automobile Receivables Trust, 0.70%, 5/15/17 (a)	2,648	2,647
		72,280,392

Asset-Backed - Other - 20.0%
ALM XIV Ltd., 1.753%, 7/28/26 (a)(b)	4,000,000	3,962,000
American Homes 4 Rent:
1.351%, 6/17/31 (a)(b)	6,812,555	6,675,947
1.701%, 6/17/31 (a)(b)	3,550,000	3,458,375
BCC Funding VIII LLC, 1.794%, 6/20/20 (a)	612,413	607,391
Blue Elephant Loan Trust, 3.12%, 12/15/22 (a)	2,350,319	2,342,798
CAM Mortgage LLC 2015-1, 3.50%, 7/15/64 (a)(b)	8,264,706	8,257,119
Citi Held For Asset Issuance:
1.85%, 12/15/21 (a)	10,089,616	10,085,489
2.35%, 3/15/22 (a)	4,355,243	4,330,418
Colony American Homes, 1.60%, 5/17/31 (a)(b)	3,750,000	3,655,442
Conn's Receivables Funding LLC, 4.565%, 9/15/20 (a)	4,574,277	4,539,970
Consumer Credit Origination Loan Trust, 2.82%, 3/15/21 (a)	6,764,575	6,763,550
Dryden XXIV Senior Loan Fund, 1.652%, 11/15/23 (a)(b)	5,000,000	4,980,000
GLC II Trust, 4.00%, 12/18/20 (a)	2,297,409	2,298,098
GLC Trust, 3.00%, 7/15/21 (a)	2,108,229	2,102,537
Invitation Homes Trust:
1.451%, 12/17/30 (a)(b)	4,828,082	4,731,748
2.268%, 12/17/30 (a)(b)	7,000,000	6,761,317
1.851%, 6/17/31 (a)(b)	5,900,000	5,786,818
1.451%, 9/17/31 (a)(b)	3,500,000	3,435,209
Magnetite VI Ltd., 2.362%, 9/15/23 (a)(b)	5,000,000	4,925,000
Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (a)	3,593,514	3,591,114
Navistar Financial Dealer Note Master Owner Trust II, 1.422%, 10/25/19 (a)(b)	1,300,000	1,295,418
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (a)	294,115	293,917
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (a)	13,845,000	13,797,229
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	2,682,968	2,652,350
Sierra Timeshare Receivables Funding LLC:
4.23%, 4/20/26 (a)	790,100	790,932
2.84%, 11/20/28 (a)	2,849,970	2,862,585
3.58%, 11/20/28 (a)	870,824	877,774
2.66%, 8/20/29 (a)	1,907,505	1,904,222
2.39%, 11/20/29 (a)	131,982	130,828
2.07%, 3/20/30 (a)	1,296,091	1,285,374
2.42%, 3/20/30 (a)	756,841	753,646
2.70%, 10/20/30 (a)	1,030,680	1,028,931
Silver Bay Realty Trust, 1.801%, 9/17/31 (a)(b)	2,000,000	1,939,420
SpringCastle America Funding LLC, 2.70%, 5/25/23 (a)	7,186,319	7,170,444
Springleaf Funding Trust:
Series A-1, 3.92%, 1/16/23 (a)	8,290,000	8,294,725

See notes to Schedule of Investments

Series A, 3.92%, 1/16/23 (a)	5,300,000	5,294,170
VOLT XIX LLC, 3.875%, 4/25/55 (a)(b)	1,329,828	1,323,741
		144,986,046

Asset-Backed - Student Loan - 2.4%
College Loan Corp. Trust I, 0.44%, 10/25/25 (b)	580,000	575,770
SLM Private Credit Student Loan Trust, 0.712%, 6/15/23 (b)	3,875,727	3,727,920
SLM Private Education Loan Trust, 1.481%, 1/15/26 (a)(b)	2,000,000	1,986,878
SoFi Professional Loan Program LLC:
2.022%, 6/25/25 (a)(b)	5,673,081	5,674,849
1.672%, 8/25/32 (a)(b)	2,456,463	2,428,533
1.622%, 3/25/33 (a)(b)	2,766,479	2,728,988
		17,122,938

Total Asset-Backed Securities (Cost $236,045,251)		234,389,376

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.3%
Bellemeade Re Ltd., 2.922%, 7/25/25 (a)(b)	2,010,384	1,999,528
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M1, 1.372%, 5/25/24 (b)	6,779,925	6,705,836
CAS 2015-C01 1M1, 1.922%, 2/25/25 (b)	4,454,995	4,462,240
CAS 2015-C04 2M1, 2.122%, 4/25/28 (b)	4,936,554	4,941,933
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2013-DN2 M1, 1.872%, 11/25/23 (b)	2,726,105	2,726,104
STACR 2015-DN1 M2, 2.822%, 1/25/25 (b)	2,040,000	2,071,213
STACR 2015-DNA3 M2, 3.272%, 4/25/28 (b)	2,500,000	2,495,049
STACR 2015-HQA1 M2, 3.072%, 3/25/28 (b)	1,650,000	1,634,289
STACR 2015-HQA2 M2, 3.222%, 5/25/28 (b)	2,000,000	1,998,497
JP Morgan Madison Avenue Securities Trust, 2.672%, 11/25/24 (a)(b)	2,120,834	2,115,744

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $31,258,911)		31,150,433

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.0%
BAMLL Commercial Mortgage Securities Trust, 1.831%, 9/15/26 (a)(b)	2,000,000	1,991,428
BAMLL-DB Trust, 2.343%, 4/13/29 (a)	1,263,721	1,267,282
BBCMS Trust 2015-RRI, 1.931%, 5/15/32 (a)(b)	3,500,000	3,468,102
BLCP Hotel Trust, 1.681%, 8/15/29 (a)(b)	7,500,000	7,354,135
Boca Hotel Portfolio Trust, 1.481%, 8/15/26 (a)(b)	2,132,233	2,129,364
CDGJ Commercial Mortgage Trust, 1.731%, 12/15/27 (a)(b)	7,000,000	6,956,091
CGBAM Commercial Mortgage Trust, 1.531%, 2/15/31 (a)(b)	5,000,000	4,974,346

See notes to Schedule of Investments

COMM Mortgage Trust:
1.951%, 6/11/27 (a)(b)	6,500,000	6,378,501
1.326%, 6/8/30 (a)(b)	2,000,000	1,997,571
1.876%, 6/8/30 (a)(b)	5,000,000	4,993,521
Credit Suisse Mortgage Capital Certificates, 1.581%, 3/15/17 (a)(b)	7,000,000	6,975,639
CSMC Trust, 1.681%, 9/15/38 (a)(b)	3,900,000	3,851,096
Del Coronado Trust, 1.131%, 3/15/26 (a)(b)	4,286,000	4,267,312
GP Portfolio Trust, 2.281%, 2/15/27 (a)(b)	5,000,000	4,981,912
Hilton USA Trust:
1.269%, 11/5/30 (a)(b)	6,437,672	6,407,492
1.769%, 11/5/30 (a)(b)	2,720,143	2,702,580
JP Morgan Chase Commercial Mortgage Securities Trust:
1.231%, 4/15/27 (a)(b)	6,320,000	6,313,901
2.031%, 6/15/29 (a)(b)	5,700,000	5,638,566
ORES NPL LLC, 3.00%, 3/27/24 (a)	1,091,065	1,089,318
Wells Fargo Commercial Mortgage Trust, 1.681%, 2/15/27 (a)(b)	3,000,000	2,945,219

Total Commercial Mortgage-Backed Securities (Cost $87,348,596)		86,683,376

CORPORATE BONDS - 41.5%

Basic Materials - 0.5%
Reliance Steel & Aluminum Co., 6.20%, 11/15/16	3,353,000	3,465,403

Communications - 7.4%
America Movil SAB de CV, 1.502%, 9/12/16 (b)	7,500,000	7,499,903
AT&T, Inc.:
1.162%, 3/11/19 (b)	10,000,000	9,928,290
1.533%, 6/30/20 (b)	2,000,000	1,985,700
Embarq Corp., 7.082%, 6/1/16	10,000,000	10,156,000
NBCUniversal Enterprise, Inc., 1.006%, 4/15/18 (a)(b)	2,000,000	1,996,664
Qwest Corp., 6.50%, 6/1/17	5,000,000	5,232,350
Sprint Communications, Inc., 6.00%, 12/1/16	5,000,000	4,990,625
Telefonica Emisiones SAU, 3.992%, 2/16/16	891,000	893,451
Verizon Communications, Inc.:
2.50%, 9/15/16	686,000	691,353
0.877%, 6/9/17 (b)	2,000,000	1,991,574
2.252%, 9/14/18 (b)	6,000,000	6,143,616
1.296%, 6/17/19 (b)	2,000,000	1,986,438
		53,495,964

Consumer, Cyclical - 9.6%
Continental Airlines 2009-1 Pass Through Trust, 9.00%, 1/8/18	3,994,617	4,120,447

See notes to Schedule of Investments

Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 7/2/17 (a)	11,722,000	11,765,958
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	995,000	1,002,967
1.70%, 5/9/16	10,045,000	10,054,844
Series 00, MTN, 1.095%, 1/17/17 (b)	535,000	530,885
1.332%, 3/12/19 (b)	5,000,000	4,894,600
1.264%, 11/4/19 (b)	12,000,000	11,655,288
Mohawk Industries, Inc., 6.125%, 1/15/16	13,796,000	13,810,596
Nissan Motor Acceptance Corp., 0.972%, 3/3/17 (a)(b)	3,000,000	2,992,341
UAL 2009-2A Pass Through Trust, 9.75%, 7/15/18	1,364,125	1,439,151
Walgreens Boots Alliance, Inc., 0.814%, 5/18/16 (b)	7,000,000	6,975,703
		69,242,780

Consumer, Non-cyclical - 0.9%
Actavis Funding SCS, 1.757%, 3/12/20 (b)	1,000,000	1,003,572
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 3.164%, 12/1/17 (b)	2,700,000	2,686,500
ConAgra Foods, Inc., 1.30%, 1/25/16	2,000,000	2,000,292
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	999,822
		6,690,186

Energy - 0.4%
TransCanada PipeLines Ltd., 1.283%, 6/30/16 (b)	3,000,000	2,994,810

Financial - 18.5%
Air Lease Corp., 4.50%, 1/15/16	15,580,000	15,580,389
Bank of America Corp., 1.482%, 4/1/19 (b)	3,500,000	3,484,583
Bank of America NA, 0.812%, 6/15/17 (b)	16,000,000	15,871,120
Capital One NA:
1.014%, 2/5/18 (b)	10,000,000	9,935,810
1.514%, 8/17/18 (b)	4,250,000	4,281,191
CIT Group, Inc., 5.00%, 5/15/17	5,000,000	5,150,000
Citigroup, Inc.:
0.747%, 6/9/16 (b)	14,602,000	14,558,983
1.202%, 7/30/18 (b)	2,000,000	1,999,066
1.63%, 10/26/20 (b)	5,000,000	5,042,895
First Tennessee Bank NA, 5.65%, 4/1/16	7,850,000	7,909,189
HCP, Inc., 3.75%, 2/1/16	2,000,000	2,002,816
HSBC Bank plc, 1.002%, 5/15/18 (a)(b)	2,000,000	1,992,312
JPMorgan Chase & Co.:
1.271%, 1/23/20 (b)	11,900,000	11,909,579
1.529%, 10/29/20 (b)	9,000,000	9,087,786
JPMorgan Chase Bank NA, 0.832%, 6/13/16 (b)	4,000,000	3,994,056
Morgan Stanley:
1.056%, 7/23/19 (b)	11,850,000	11,745,898

See notes to Schedule of Investments

1.498%, 6/16/20 (b)	5,650,000	5,612,591
Prudential Financial, Inc., MTN:
3.00%, 5/12/16	2,725,000	2,740,091
1.142%, 8/15/18 (b)	1,000,000	999,619
		133,897,974

Industrial - 2.5%
Exelis, Inc., 4.25%, 10/1/16	3,000,000	3,053,823
Kansas City Southern, 1.023%, 10/28/16 (a)(b)	10,495,000	10,370,046
Masco Corp., 6.125%, 10/3/16	3,000,000	3,089,940
SBA Tower Trust, 2.933%, 12/15/42 (a)	1,851,000	1,872,890
		18,386,699

Technology - 1.7%
HP Enterprise Co.:
2.353%, 10/5/17 (a)(b)	1,000,000	1,001,513
2.543%, 10/5/18 (a)(b)	1,000,000	1,002,625
Oracle Corp., 0.901%, 1/15/19 (b)	10,000,000	10,007,950
		12,012,088

Total Corporate Bonds (Cost $301,122,767)		300,185,904

FLOATING RATE LOANS(c) - 0.6%
Albertson's Holdings LLC, 5.125%, 8/25/19 (b)	3,368,750	3,330,852
SUPERVALU, Inc., 4.50%, 3/21/19 (b)	945,896	931,855

Total Floating Rate Loans (Cost $4,284,259)		4,262,707

MUNICIPAL OBLIGATIONS - 2.5%

Delaware - 0.1%
County of Sussex DE Revenue Bonds, VRDN Series B, 0.82%, 11/1/27 (b)(d)	800,000	800,000

Louisiana - 0.3%
Caddo Parish Industrial Development Board, Inc. Revenue Bonds VRDN, 0.70%, 2/1/33 (b)(d)	1,905,000	1,905,000

Maine - 0.3%
City of Old Town Maine Solid Waste Disposal Revenue Bonds VRDN, 0.34%, 12/1/24 (b)(d)	2,600,000	2,600,000

Mississippi - 0.6%

See notes to Schedule of Investments

Prentiss County Mississippi Industrial Development Revenue Bonds VRDN, 0.25%, 10/1/17 (b)(d)	4,250,000	4,250,000

New York - 1.2%
Albany New York IDA Civic Facilities Revenue Bonds VRDN, 0.98%, 5/1/27 (b)(d)	385,000	385,000
CIDC-Hudson House LLC New York Revenue Bonds VRDN, 0.50%, 12/1/34 (b)	1,680,000	1,680,000
MMC Corp. Revenue Bonds, VRDN, 0.38%, 11/1/35 (b)(d)	6,825,000	6,825,000
		8,890,000

Total Municipal Obligations (Cost $18,445,000)		18,445,000

TIME DEPOSIT - 6.2%
State Street Bank Time Deposit, 0.278%, 1/4/16	45,281,250	45,281,250

Total Time Deposit (Cost $45,281,250)		45,281,250

TOTAL INVESTMENTS (Cost $723,786,034) - 99.5%		720,398,046
Other assets and liabilities, net - 0.5%		3,305,201
NET ASSETS - 100.0%		$723,703,247

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(d) The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
IDA:	Industrial Development Agency/Authority
LLC:	Limited Liability Corporation
Ltd.:	Limited
MTN:	Medium Term Note
plc:	Public Limited Company
VRDN:	Variable Rate Demand Notes

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
2 Year U.S. Treasury Notes	(100)	3/16	($21,723,438)	$27,569

See notes to Schedule of Investments

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 2.8%

Asset-Backed - Automobile - 0.5%
Skopos Auto Receivables Trust, 5.43%, 12/15/23 (a)	700,000	688,100

Asset-Backed - Other - 2.3%
Apidos CLO XXI, 5.827%, 7/18/27 (a)(b)	400,000	340,400
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	1,000,000	990,261
Consumer Credit Origination Loan Trust, 5.21%, 3/15/21 (a)	700,000	683,845
GCAT LLC 2015-1, 4.75%, 5/26/20 (a)(b)	498,943	479,183
Magnetite VI Ltd., 6.062%, 9/15/23 (a)(b)	500,000	465,500
Tricon American Homes Series 2015-SFR1 Trust, 3.817%, 5/17/32 (a)(b)	100,000	93,143
		3,052,332

Total Asset-Backed Securities (Cost $3,855,204)		3,740,432

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 4.1%
Bellemeade Re Ltd., 6.722%, 7/25/25 (a)(b)	700,000	683,830
Fannie Mae Connecticut Avenue Securities, 6.122%, 4/25/28 (b)	850,000	865,938
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-DNA2 B, 7.972%, 12/25/27 (b)	400,000	373,577
STACR 2015-HQ2 B, 8.372%, 5/25/25 (b)	1,597,907	1,546,609
STACR 2015-HQA2 M3, 5.222%, 5/25/28 (b)	550,000	545,822
STACR 2015-HQA2 B, 10.922%, 5/25/28 (b)	1,500,000	1,503,772

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,620,638)		5,519,548

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Hilton USA Trust, 4.453%, 11/5/30 (a)(b)	1,500,000	1,499,409
Motel 6 Trust, 5.279%, 2/5/30 (a)	700,000	675,564
ORES NPL LLC, 6.00%, 3/27/24 (a)	1,000,000	995,917

Total Commercial Mortgage-Backed Securities (Cost $3,215,923)		3,170,890

CORPORATE BONDS - 71.6%

Basic Materials - 0.6%

See notes to Schedule of Investments

Hexion, Inc., 10.00%, 4/15/20	1,000,000	825,000

Communications - 15.6%
Altice Financing SA, 6.625%, 2/15/23 (a)	1,000,000	987,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20 (a)	1,750,000	1,710,625
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)	1,500,000	1,443,750
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,000,000	825,000
DigitalGlobe, Inc., 5.25%, 2/1/21 (a)	1,250,000	1,050,000
Frontier Communications Corp.:
10.50%, 9/15/22 (a)	2,800,000	2,789,500
11.00%, 9/15/25 (a)	1,000,000	990,000
iHeartCommunications, Inc., 10.00%, 1/15/18	2,750,000	1,045,000
Intelsat Luxembourg SA:
6.75%, 6/1/18	2,500,000	1,850,000
7.75%, 6/1/21	500,000	233,750
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22 (a)	2,000,000	1,975,000
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	2,445,000
Sprint Communications, Inc., 6.00%, 12/1/16	1,000,000	998,125
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	781,875
6.125%, 1/15/22	1,000,000	1,027,500
Telecom Italia SpA, 5.303%, 5/30/24 (a)	1,000,000	987,500
		21,140,125

Consumer, Cyclical - 17.9%
99 Cents Only Stores LLC, 11.00%, 12/15/19	500,000	200,000
American Airlines Pass Through Trust, 5.60%, 1/15/22 (a)	1,528,123	1,558,686
Best Buy Co., Inc., 5.50%, 3/15/21	1,500,000	1,552,500
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	2,530,000	834,900
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,500,000	1,582,500
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (a)	2,060,000	2,173,300
Dollar Tree, Inc., 5.25%, 3/1/20 (a)	1,000,000	1,032,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	3,169,000	2,978,860
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,500,000	1,485,000
HD Supply, Inc., 7.50%, 7/15/20	1,800,000	1,872,000
JC Penney Corp, Inc., 8.125%, 10/1/19	2,360,000	2,135,800
KB Home:
7.25%, 6/15/18	500,000	526,250
4.75%, 5/15/19	1,100,000	1,067,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (a)	1,100,000	1,128,875
Serta Simmons Bedding LLC, 8.125%, 10/1/20 (a)	1,000,000	1,045,000
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23 (a)	1,000,000	1,025,000
US Airways Pass Through Trust, 5.375%, 5/15/23	1,016,155	1,016,155

See notes to Schedule of Investments

Virgin Australia Trust, 6.00%, 4/23/22 (a)	1,020,056	1,035,357
		24,249,683

Consumer, Non-cyclical - 18.8%
ADT Corp. (The), 5.25%, 3/15/20	1,000,000	1,050,000
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (a)	1,032,000	1,095,850
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.875%, 11/15/17	750,000	765,000
Beverages & More, Inc., 10.00%, 11/15/18 (a)	1,000,000	930,000
DPx Holdings BV, 7.50%, 2/1/22 (a)	750,000	731,250
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,250,000	2,081,250
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,015,000
6.50%, 2/15/20	500,000	544,750
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (a)	2,525,000	2,619,687
Interactive Data Corp., 5.875%, 4/15/19 (a)	1,000,000	1,020,000
JLL/Delta Dutch Pledgeco BV, 8.75%, 5/1/20 (a)	500,000	482,500
Kinetic Concepts, Inc., 10.50%, 11/1/18	2,620,000	2,554,500
Kraft Heinz Foods Co., 4.875%, 2/15/25 (a)	1,049,000	1,115,061
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	1,804,000	1,912,240
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,440,000	1,447,200
Post Holdings, Inc., 6.75%, 12/1/21 (a)	1,425,000	1,453,500
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	1,000,000	1,040,000
SUPERVALU, Inc., 6.75%, 6/1/21	2,001,000	1,810,905
United Rentals North America, Inc., 7.625%, 4/15/22	750,000	801,525
		25,470,218

Energy - 1.9%
Enterprise Products Operating LLC, 7.034%, 1/15/68 (b)	750,000	761,250
Halcon Resources Corp., 9.75%, 7/15/20	1,500,000	435,000
US Shale Solutions, Inc., 12.50%, 9/1/17 (a)(c)(d)	1,000,000	220,000
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	1,500,000	1,201,860
		2,618,110

Financial - 7.4%
Ally Financial, Inc., 6.25%, 12/1/17	1,000,000	1,048,750
CIT Group, Inc.:
4.25%, 8/15/17	550,000	562,375
5.25%, 3/15/18	1,750,000	1,806,875
Credit Acceptance Corp.:
6.125%, 2/15/21	800,000	784,000
7.375%, 3/15/23 (a)	1,500,000	1,492,500
Genworth Holdings, Inc., 4.80%, 2/15/24	800,000	540,000
JPMorgan Chase & Co., 6.00%, 8/1/23 (b)	1,000,000	998,604
Navient Corp., 8.45%, 6/15/18	1,685,000	1,773,462

See notes to Schedule of Investments

Royal Bank of Scotland Group plc:
7.50%, 8/10/20 (b)	500,000	520,625
8.00%, 8/10/25 (b)	500,000	528,750
		10,055,941

Industrial - 7.0%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	755,000	760,662
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is:
5.625%, 12/15/16 (a)	530,000	524,038
6.00%, 6/15/17 (a)	250,000	241,875
Cemex SAB de CV, 6.50%, 12/10/19 (a)	1,500,000	1,447,500
Coveris Holding Corp., 10.00%, 6/1/18 (a)	1,855,000	1,762,250
Coveris Holdings SA, 7.875%, 11/1/19 (a)	2,000,000	1,745,000
Global Brass & Copper, Inc., 9.50%, 6/1/19	500,000	530,000
Plastipak Holdings, Inc., 6.50%, 10/1/21 (a)	1,000,000	965,000
TransDigm, Inc., 5.50%, 10/15/20	1,500,000	1,451,250
		9,427,575

Technology - 1.1%
First Data Corp., 7.00%, 12/1/23 (a)	750,000	750,000
NXP BV / NXP Funding LLC, 5.75%, 2/15/21 (a)	750,000	780,000
		1,530,000

Utilities - 1.3%
Dynegy, Inc.:
6.75%, 11/1/19	1,000,000	940,000
7.375%, 11/1/22	1,000,000	870,000
		1,810,000

Total Corporate Bonds (Cost $104,505,631)		97,126,652

FLOATING RATE LOANS(e) - 3.7%

Consumer, Cyclical - 3.7%
Albertson's Holdings LLC, 5.50%, 8/25/21 (b)	1,492,481	1,478,386
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	893,934	852,590
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	2,738,073	2,707,270
		5,038,246

Total Floating Rate Loans (Cost $5,143,754)		5,038,246

See notes to Schedule of Investments

	SHARES
COMMON STOCKS - 0%

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	12,113	61,171

Total Common Stocks (Cost $187,751)		61,171

WARRANT - 0%
Oil, Gas & Consumable Fuels - 0.0%
US Shale Solutions, Inc. *(a)(f)	1,000	—

Total Warrants (Cost $5)		—

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 15.0%
State Street Bank Time Deposit, 0.278%, 1/4/16	20,351,301	20,351,301

Total Time Deposit (Cost $20,351,301)		20,351,301

TOTAL INVESTMENTS (Cost $142,880,207) - 99.5%		135,008,240
Other assets and liabilities, net - 0.5%		685,930
NET ASSETS - 100.0%		$135,694,170

* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.
(c) Security is in default and is no longer accruing interest.
(d) Security is in default for both principal and interest.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) This security was valued under the direction of the Board of Trustees. See Note A.

See notes to Schedule of Investments

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, and High Yield Bond. Each series is registered as a non-diversified portfolio. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Common stock and warrants securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At December 31, 2015, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Income	$69,562	0.0%
Short Duration	$8,709	0.0%
Long Term Income	$109	0.0%
High Yield Bond	$—	0.0%

The following tables summarize the market value of the Fund's holdings as of December 31, 2015, based on the inputs used to value them:

VALUATION INPUTS
INCOME INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$153,465,714	$—	$153,465,714
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	24,065,330	—	24,065,330
Commercial Mortgage-Backed Securities	—	52,818,763	—	52,818,763
Corporate Bonds	—	317,303,074	69,562	317,372,636
Floating Rate Loans	—	7,632,012	—	7,632,012
Sovereign Government Bonds	—	2,674,013	—	2,674,013
U.S. Government Agencies and Instrumentalities	—	89	—	89
U.S. Treasury Obligations	—	54,737,043	—	54,737,043
Common Stocks**	1,168,640	—	—	1,168,640
Exchange-Traded Products	2,580,551	—	—	2,580,551
Time Deposit	—	9,386,985	—	9,386,985

TOTAL	$3,749,191	$622,083,023	$69,562^	$625,901,776

Futures Contracts***	$244,061	$—	$—	$244,061

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represents 0.0% of net assets.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
SHORT DURATION INCOME INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$450,327,280	$—	$450,327,280
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	35,580,489	—	35,580,489
Commercial Mortgage-Backed Securities	—	136,979,806	—	136,979,806
Corporate Bonds	—	653,287,095	8,709	653,295,804
Floating Rate Loans	—	13,260,471	—	13,260,471
U.S. Government Agency Mortgage-Backed Securities	—	134,416	—	134,416
Sovereign Government Bonds	—	5,942,250	—	5,942,250
U.S. Treasury Obligations	—	99,884,374	—	99,884,374
Common Stocks**	1,056,470	—	—	1,056,470
Time Deposit	—	26,937,860	—	26,937,860

TOTAL	$1,056,470	$1,422,334,041	$8,709^	$1,423,399,220
Futures Contracts***	($233,158)	$—	$—	($233,158)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represents 0.0% of net assets.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
LONG TERM INCOME INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$9,393,505	$—	$9,393,505
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	2,084,050	—	2,084,050
Commercial Mortgage-Backed Securities	—	3,043,023	—	3,043,023
Corporate Bonds	—	37,130,828	109	37,130,937
Municipal Obligations	—	1,254,713	—	1,254,713
Sovereign Government Bonds	—	297,112	—	297,112
U.S. Treasury Obligations	—	20,331,239	—	20,331,239
Common Stocks**	61,171	—	—	61,171
Exchange-Traded Products	250,934	—	—	250,934
Time Deposit	—	1,538,306	—	1,538,306

TOTAL	$312,105	$75,072,776	$109^	$75,384,990

Futures Contracts***	$38,976	$—	$—	$38,976

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represents 0.0% of net assets.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
ULTRA-SHORT INCOME INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$234,389,376	$—	$234,389,376
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	31,150,433	—	31,150,433
Commercial Mortgage-Backed Securities	—	86,683,376	—	86,683,376
Corporate Bonds	—	300,185,904	—	300,185,904
Floating Rate Loans	—	4,262,707	—	4,262,707
Municipal Obligations	—	18,445,000	—	18,445,000
Time Deposit	—	45,281,250	—	45,281,250

TOTAL	$—	$720,398,046	$—	$720,398,046

Futures Contracts**	$27,569	$—	$—	$27,569

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
HIGH YIELD BOND INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$3,740,432	$—	$3,740,432
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	5,519,548	—	5,519,548
Commercial Mortgage-Backed Securities	—	3,170,890	—	3,170,890
Corporate Bonds	—	96,906,652	220,000	97,126,652
Floating Rate Loans	—	5,038,246	—	5,038,246
Common Stocks**	61,171	—	—	61,171
Warrants**	—	—	—	—
Time Deposit	—	20,351,301	—	20,351,301

TOTAL	$61,171	$134,727,069	$220,000^	$135,008,240

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represents 0.2% of net assets.

On December 31, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $220,000 transferred out of Level 2 into Level 3. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

During the period, the Fund used U.S. Treasury Bond and Notes futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Schedule of Investments.

During the period, Income invested in Ultra U.S. Treasury Bonds. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	415
Futures Contracts short	(303)

* Averages are based on activity levels during the period ended December 31, 2015.

During the period, Short Duration invested in 2 Year U.S. Treasury Notes. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	1,051
Futures Contracts short	(267)
* Averages are based on activity levels during the period ended December 31, 2015.

During the period, Long Term Income invested in Ultra U.S. Treasury Bonds. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	70
Futures Contracts short	(124)
* Averages are based on activity levels during the period ended December 31, 2015.

During the period, Ultra-Short invested in 2 Year U.S. Treasury Notes. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	—
Futures Contracts short	(182)
* Averages are based on activity levels during the period ended December 31, 2015.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S.
Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high-quality, liquid securities.

Security Transactions: Security transactions are accounted for on trade date.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2015.

	Income	Short Duration Income	Long-Term Income
Unrealized appreciation	$10,762,057	$3,466,209	$664,768
Unrealized (depreciation)	(20,392,186)	(18,397,400)	(2,055,776)
Net unrealized appreciation (depreciation)	($9,630,129)	($14,931,191)	($1,391,008)
Federal income tax cost of investments	$635,531,905	$1,438,330,411	$76,775,998

	Ultra-Short Income	High Yield Bond
Unrealized appreciation	$486,037	$799,437
Unrealized (depreciation)	(3,874,025)	(9,037,364)
Net unrealized appreciation (depreciation)	($3,387,988)	($8,237,927)
Federal income tax cost of investments	$723,786,034	$143,246,167

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    February 26, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    February 26, 2016